Bonds, notes and other obligations - Additional Information (Detail)				1 Months Ended	12 Months Ended
	Mar. 31, 2024	Apr. 30, 2020	Apr. 23, 2020 USD ($)	Apr. 30, 2016	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Oct. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings Prepayment Penalty Percentage				United States Treasury rate plus 50 basis points	United States Treasury rate plus 30 basis points	United States Treasury rate plus 30 basis points
Notional amount					S/ 17,730,023,000		S/ 10,764,031,000
Repayments of bonds, notes and debentures					1,678,604,000		10,119,000
Borrowings outstanding					6,890,290,000		6,496,778,000
Major Redemption Of Debt [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures | $			$ 208,500,000
International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding					S/ 5,795,323,000		5,539,889,000
Subordinated Bonds [Member] | Forecast [Member]
Disclosure of detailed information about borrowings [line items]
Applicable interest rate, basis points	576.00%
Borrowings, interest payment frequency	quarterly
Subordinated Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest payment frequency					Semi-annually	Semi-annually
Annual interest rate					6.625%			6.625%
Notional amount | $								$ 300,000,000
Borrowings maturity					2029	2029
Borrowings outstanding					S/ 990,216,000		1,006,875,000
Junior Subordinated Notes [Member]
Disclosure of detailed information about borrowings [line items]
Tier 1 Equity Percentage					17.65%			17.65%
Junior Subordinated Notes [Member] | Forecast [Member]
Disclosure of detailed information about borrowings [line items]
Applicable interest rate, basis points		674.00%
Borrowings, interest payment frequency		semi-annual
Junior Subordinated Notes [Member] | Bottom of range [member] | Forecast [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate		10.50%
Junior Subordinated Notes [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest payment frequency					Semi-annually	Semi-annually
Annual interest rate					8.50%			8.50%
Notional amount | $								$ 200,000,000
Borrowings maturity					2070	2070
Borrowings outstanding					S/ 660,992,000		671,546,000
Senior Bonds [Member] | Cash flow hedges [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $											$ 150,000,000
Cash flow hedge, fair value					S/ 497,100,000		505,950,000
Converted Interest Rate From Hedging					5.06%	5.06%
Senior Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest payment frequency					Semi-annually	Semi-annually
Annual interest rate					4.125%			4.125%
Notional amount | $								$ 300,000,000
Borrowings maturity					2027	2027
Borrowings outstanding					S/ 969,794,000		993,241,000
Senior Bonds First And Second Issuance [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of bond holder accepted buy back					37.52%	37.52%
Expenses for partial buyback of bonds and for early redemption					S/ 42,270,000	$ 12,755,000
Senior Bonds First And Second Issuance [Member] | Cash flow hedges [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $												$ 20,000,000
Cash flow hedge, fair value							67,660,000
Net gain of financial assets through profit or loss							S/ 1,105,000
Converted Interest Rate From Hedging							4.61%
Senior Bonds First And Second Issuance [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest payment frequency					Semi-annually	Semi-annually
Annual interest rate					5.75%			5.75%
Notional amount | $								$ 650,000,000
Borrowings maturity					2020	2020
Borrowings outstanding							S/ 1,309,248,000
Three Point Three Seven Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount					S/ 1,461,474,000		S/ 1,349,200,000	$ 441,000,000	$ 400,000,000
Number of derivative Hedges held					14	14	11
Converted Interest Rate From Hedging					4.88%	4.88%
Three Point Three Seven Five Percent Corporate Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest payment frequency					Semi-annually	Semi-annually
Annual interest rate					3.375%			3.375%		3.375%
Notional amount | $								$ 484,895,000		$ 200,000,000
Borrowings maturity					2023	2023
Borrowings outstanding					S/ 1,549,877,000		S/ 1,558,979,000	484,895,000
Gain due to application of IFRS 9					S/ 15,286,000			$ 4,762,000
Senior Notes Due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate					5.75%			5.75%
Senior Notes Due 2020 [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate					5.75%			5.75%
Borrowings maturity					2020	2020
Borrowings issued to exchange bonds | $								$ 263,322,000
Borrowings exchange premium | $								21,573,000
Borrowings outstanding | $								$ 284,895,000
Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount					S/ 312,000,000
Five Percent Corporate Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest payment frequency					Semi-annually	Semi-annually
Annual interest rate					5.00%			5.00%
Notional amount					S/ 312,000,000
Borrowings maturity					2026	2026
Borrowings outstanding					S/ 311,185,000
Three Point Two Five Zero Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate					3.05%			3.05%
Notional amount | $								$ 400,000,000